Quarterly Holdings Report
for
Fidelity® Series Investment Grade Securitized Fund
May 31, 2024
IGS-NPRT3-0724
1.9891240.105
U.S. Treasury Obligations - 4.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
4.125% 8/15/53	1,180,000	1,082,281
4.625% 5/15/54	260,000	259,675
U.S. Treasury Notes:
4% 1/15/27	2,710,000	2,661,622
4.125% 2/15/27	10,090,000	9,941,015
4.25% 3/15/27	6,920,000	6,839,988
4.25% 2/28/31	110,000	108,414
4.5% 4/15/27	1,420,000	1,413,122
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,468,182)		22,306,117

U.S. Government Agency - Mortgage Securities - 135.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 34.7%
1.5% 11/1/35 to 6/1/51	9,818,372	7,967,491
2% 2/1/28 to 3/1/52	49,326,316	40,314,108
2.5% 1/1/30 to 1/1/52	58,211,790	49,174,131
3% 9/1/30 to 2/1/52	33,412,303	28,871,064
3.5% 7/1/34 to 5/1/52 (b)	18,086,236	16,192,836
4% 4/1/45 to 5/1/52	11,525,630	10,622,600
4.5% 5/1/39 to 11/1/52 (c)	7,205,949	6,881,984
5% 9/1/52 to 4/1/53	5,272,092	5,123,849
5.5% 9/1/52 to 4/1/54	10,957,812	10,815,942
6% 11/1/52 to 5/1/54	10,450,914	10,501,597
6.5% 9/1/53 to 3/1/54	5,707,464	5,860,643
TOTAL FANNIE MAE		192,326,245
Freddie Mac - 21.5%
1.5% 7/1/35 to 6/1/51	21,358,377	16,106,711
2% 6/1/36 to 4/1/52	35,603,438	28,520,927
2.5% 1/1/30 to 12/1/51	28,349,000	23,842,224
3% 12/1/30 to 5/1/52	10,946,091	9,514,590
3.5% 11/1/33 to 12/1/52	12,222,372	10,887,704
4% 5/1/38 to 10/1/52	7,254,069	6,683,863
4.5% 10/1/39 to 8/1/52	4,250,772	4,077,656
5% 6/1/52 to 8/1/53	6,005,441	5,833,621
5.5% 10/1/52 to 3/1/54 (d)	6,330,929	6,281,942
6% 3/1/53 to 4/1/54	4,785,224	4,826,944
6.5% 9/1/53 to 1/1/54	2,630,301	2,709,423
TOTAL FREDDIE MAC		119,285,605
Ginnie Mae - 31.3%
2% 10/20/50 to 12/20/51	13,367,882	10,713,600
2% 6/1/54 (e)	4,850,000	3,883,291
2% 6/1/54 (e)	3,450,000	2,762,341
2% 6/1/54 (e)	2,500,000	2,001,696
2% 6/1/54 (e)	9,650,000	7,726,548
2% 6/1/54 (e)	250,000	200,170
2% 6/1/54 (e)	4,800,000	3,843,257
2% 6/1/54 (e)	9,700,000	7,766,581
2% 6/1/54 (e)	2,075,000	1,661,408
2% 7/1/54 (e)	9,800,000	7,853,923
2.5% 8/20/47 to 1/20/52	12,455,163	10,263,362
2.5% 6/1/54 (e)	6,775,000	5,643,093
2.5% 6/1/54 (e)	6,775,000	5,643,093
2.5% 6/1/54 (e)	25,000	20,823
2.5% 7/1/54 (e)	6,800,000	5,668,166
3% 2/20/50	219,278	188,411
3% 6/1/54 (e)	9,450,000	8,162,460
3% 6/1/54 (e)	7,100,000	6,132,642
3% 6/1/54 (e)	3,300,000	2,850,383
3% 6/1/54 (e)	3,125,000	2,699,226
3.5% 9/20/40 to 12/20/49	329,760	299,953
3.5% 6/1/54 (e)	6,800,000	6,065,578
3.5% 6/1/54 (e)	3,400,000	3,032,789
3.5% 6/1/54 (e)	1,350,000	1,204,196
3.5% 6/1/54 (e)	1,650,000	1,471,795
3.5% 6/1/54 (e)	1,350,000	1,204,196
3.5% 7/1/54 (e)	7,750,000	6,916,608
3.5% 7/1/54 (e)	6,800,000	6,068,765
4% 10/20/40 to 10/20/52	6,672,236	6,161,226
4% 6/1/54 (e)	2,900,000	2,663,145
4.5% 4/20/53	1,370,405	1,294,958
4.5% 6/1/54 (e)	2,900,000	2,739,725
4.5% 7/1/54 (e)	2,900,000	2,738,234
5% 4/20/48 to 6/20/48	444,677	439,283
5% 6/1/54 (e)	6,300,000	6,110,756
5% 6/1/54 (e)	3,100,000	3,006,880
5.5% 6/1/54 (e)	2,300,000	2,280,976
5.5% 6/1/54 (e)	3,900,000	3,867,742
5.5% 7/1/54 (e)	3,300,000	3,269,224
5.5% 7/1/54 (e)	2,900,000	2,872,954
6% 6/1/54 (e)	1,000,000	1,006,578
6% 6/1/54 (e)	1,025,000	1,031,742
6% 6/1/54 (e)	1,175,000	1,182,729
6% 6/1/54 (e)	850,000	855,591
6% 6/1/54 (e)	700,000	704,604
6% 6/1/54 (e)	2,900,000	2,919,076
6% 6/1/54 (e)	450,000	452,960
6% 7/1/54 (e)	950,000	954,542
6% 7/1/54 (e)	850,000	854,064
6% 7/1/54 (e)	700,000	703,347
6% 7/1/54 (e)	3,350,000	3,366,016
6% 7/1/54 (e)	250,000	251,195
TOTAL GINNIE MAE		173,675,901
Uniform Mortgage Backed Securities - 48.3%
2% 7/1/39 (e)	300,000	262,125
2% 6/1/54 (e)	19,400,000	14,954,663
2% 6/1/54 (e)	3,100,000	2,389,663
2% 6/1/54 (e)	3,100,000	2,389,663
2% 6/1/54 (e)	6,200,000	4,779,325
2% 6/1/54 (e)	3,200,000	2,466,748
2% 6/1/54 (e)	1,850,000	1,426,089
2% 6/1/54 (e)	5,000,000	3,854,295
2% 6/1/54 (e)	2,750,000	2,119,862
2% 6/1/54 (e)	4,200,000	3,237,607
2% 6/1/54 (e)	3,400,000	2,620,920
2% 6/1/54 (e)	4,850,000	3,738,666
2% 6/1/54 (e)	5,075,000	3,912,109
2% 6/1/54 (e)	2,000,000	1,541,718
2% 6/1/54 (e)	1,000,000	770,859
2% 6/1/54 (e)	1,100,000	847,945
2% 6/1/54 (e)	9,700,000	7,477,331
2% 6/1/54 (e)	6,525,000	5,029,854
2% 7/1/54 (e)	28,700,000	22,147,193
2% 7/1/54 (e)	8,400,000	6,482,105
2% 7/1/54 (e)	6,700,000	5,170,251
2% 7/1/54 (e)	5,050,000	3,896,980
2.5% 6/1/54 (e)	5,150,000	4,155,608
2.5% 6/1/54 (e)	2,500,000	2,017,286
2.5% 6/1/54 (e)	4,900,000	3,953,880
2.5% 6/1/54 (e)	2,450,000	1,976,940
2.5% 6/1/54 (e)	4,500,000	3,631,114
2.5% 6/1/54 (e)	1,400,000	1,129,680
2.5% 6/1/54 (e)	3,800,000	3,066,274
2.5% 6/1/54 (e)	2,900,000	2,340,051
2.5% 6/1/54 (e)	1,600,000	1,291,063
2.5% 6/1/54 (e)	850,000	685,877
2.5% 6/1/54 (e)	3,600,000	2,904,891
2.5% 6/1/54 (e)	3,350,000	2,703,163
2.5% 7/1/54 (e)	10,100,000	8,156,936
2.5% 7/1/54 (e)	1,900,000	1,534,473
2.5% 7/1/54 (e)	1,900,000	1,534,473
3% 6/1/54 (e)	5,850,000	4,917,201
3% 6/1/54 (e)	3,050,000	2,563,669
3% 6/1/54 (e)	75,000	63,041
3% 6/1/54 (e)	1,050,000	882,574
3% 6/1/54 (e)	1,900,000	1,597,039
3% 7/1/54 (e)	1,700,000	1,429,793
3% 7/1/54 (e)	3,850,000	3,238,061
3% 7/1/54 (e)	2,850,000	2,397,006
3.5% 6/1/54 (e)	11,750,000	10,296,400
3.5% 6/1/54 (e)	11,750,000	10,296,400
3.5% 7/1/54 (e)	6,300,000	5,516,193
3.5% 7/1/54 (e)	2,450,000	2,145,186
3.5% 7/1/54 (e)	1,175,000	1,028,814
3.5% 7/1/54 (e)	100,000	87,559
4% 6/1/54 (e)	5,100,000	4,625,658
4% 6/1/54 (e)	2,650,000	2,403,528
4% 6/1/54 (e)	1,550,000	1,405,837
4% 6/1/54 (e)	1,400,000	1,269,789
4% 7/1/54 (e)	4,800,000	4,355,060
4.5% 6/1/54 (e)	7,100,000	6,646,547
4.5% 6/1/54 (e)	2,800,000	2,621,174
4.5% 6/1/54 (e)	1,450,000	1,357,393
4.5% 6/1/54 (e)	2,300,000	2,153,107
4.5% 6/1/54 (e)	2,500,000	2,340,334
4.5% 6/1/54 (e)	500,000	468,067
5.5% 6/1/54 (e)	1,150,000	1,131,177
6% 6/1/54 (e)	5,825,000	5,832,506
6% 6/1/54 (e)	5,800,000	5,807,474
6% 6/1/54 (e)	7,825,000	7,835,083
6% 6/1/54 (e)	5,200,000	5,206,701
6% 6/1/54 (e)	2,600,000	2,603,350
6% 6/1/54 (e)	700,000	700,902
6% 6/1/54 (e)	2,900,000	2,903,737
6% 7/1/54 (e)	11,300,000	11,310,147
6% 7/1/54 (e)	3,950,000	3,953,547
6.5% 6/1/54 (e)	1,700,000	1,727,957
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		267,715,691
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $790,494,209)		753,003,442

Asset-Backed Securities - 5.7%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (f)	205,000	205,224
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	255,000	253,528
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	679,000	674,776
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	492,000	487,946
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (f)	98,000	97,639
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	1,330,000	1,241,744
Series 2023-A1 Class A, 4.42% 5/15/28	1,400,000	1,378,106
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	1,838,159	1,836,831
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	187,000	187,519
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	234,000	236,288
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (f)	119,178	116,626
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (f)	239,000	237,811
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (f)	146,634	147,434
Series 2024-1A Class A1, 5.52% 5/15/36 (f)	295,674	295,010
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (f)	304,000	303,376
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	351,513	350,873
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	2,100,000	2,088,477
Series 2023 A1 Class A, 4.31% 3/15/28 (g)	1,200,000	1,178,875
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (f)	106,539	106,642
Class A3, 5.64% 2/22/28 (f)	102,000	102,319
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (f)	500,000	493,907
Series 2024-1A Class A3, 5.3% 7/20/29 (f)	82,000	81,910
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (f)	250,000	250,340
Class A3, 5.61% 4/20/28 (f)	171,000	171,238
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (f)	371,000	374,563
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (f)	2,750,000	2,587,679
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (f)	789,000	781,111
Series 2024-1 Class A1, 5.29% 4/15/29 (f)	1,100,000	1,100,577
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	65,042	64,999
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	214,000	214,309
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	313,000	309,062
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	106,000	105,855
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (f)	704,000	696,876
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (f)	1,126,000	1,123,457
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	219,000	217,530
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	600,000	600,110
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (f)	453,000	453,653
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	268,000	266,322
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (f)	101,571	101,635
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (f)	100,000	100,008
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	290,000	289,752
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (f)	954,254	958,355
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (f)	472,000	468,406
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (f)	544,090	518,142
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (f)	258,000	257,884
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (f)	110,154	110,238
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (f)	147,000	146,796
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (f)	788,333	681,045
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (f)	108,000	107,738
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (f)	247,000	247,283
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (f)	242,000	240,698
Series 2024-A Class A3, 5.25% 4/20/27 (f)	262,000	261,206
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (f)	128,390	127,689
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (f)(h)	357,432	347,647
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	229,000	228,281
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	1,356,000	1,349,390
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (f)	1,125,000	1,134,920
Series 2024-1A Class A1, 5.49% 2/18/39 (f)	1,316,000	1,313,138
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (f)	273,042	288,065
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	256,000	253,258
Series 2023-C Class A3, 5.15% 11/15/28	130,000	129,447
Series 2024-B Class A3, 5.27% 9/17/29	500,000	499,128
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	141,690	141,598
TOTAL ASSET-BACKED SECURITIES (Cost $31,754,826)		31,722,289

Collateralized Mortgage Obligations - 7.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.2%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (f)	142,322	136,649
Series 2021-E Class A1, 1.74% 12/25/60 (f)	1,237,233	1,048,572
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (f)	297,053	266,920
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (f)(h)	40,925	40,166
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (f)	965,136	854,818
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (f)(h)	45,408	43,662
Series 2021-HB7 Class A, 1.1512% 10/27/31 (f)	150,021	146,838
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (f)(h)	221,000	210,812
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (f)	1,343,715	1,322,350
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (f)(h)	345,413	337,195
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (f)	293,085	276,966
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (f)	825,604	756,964
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (f)	46,052	41,791
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (f)	222,755	208,847
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (f)	1,255,320	1,132,866
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (f)	389,165	354,935
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (f)	43,675	41,975
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (f)	63,314	60,036
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 5.115% 3/25/26 (f)	172,040	169,217
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (f)	90,337	79,874
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (f)(h)	121,944	107,506
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (f)	675,304	631,799
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (f)	849,000	811,179
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (f)(h)	629,000	591,952
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (f)	94,429	92,156
Series 2022-HB1 Class A, 4.272% 4/25/32 (f)	7,371	7,328
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (f)	217,305	203,861
Towd Point Mortgage Trust sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (f)(h)	1,886,121	1,698,844
Series 2022-K147 Class A2, 3.75% 7/25/62 (f)	395,416	363,487
TOTAL PRIVATE SPONSOR		12,039,565
U.S. Government Agency - 5.5%
Fannie Mae:
planned amortization class:
Series 2021-69 Class JK, 1.5% 10/25/51	276,948	224,266
Series 2022-2 Class TH, 2.5% 2/25/52	157,718	139,306
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	445,310	374,052
Series 2020-43 Class MA, 2% 1/25/45	371,868	330,505
Series 2020-49 Class JA, 2% 8/25/44	231,375	207,177
Series 2020-51 Class BA, 2% 6/25/46	612,971	516,319
Series 2020-80 Class BA, 1.5% 3/25/45	594,260	502,112
Series 2021-68 Class A, 2% 7/25/49	482,745	370,731
Series 2021-85 Class L, 2.5% 8/25/48	267,420	227,604
Series 2021-95:
Class 0, 2.5% 9/25/48	533,993	455,921
Class BA, 2.5% 6/25/49	802,253	683,702
Series 2021-96:
Class AH, 2.5% 3/25/49	1,201,927	1,036,180
Class HA, 2.5% 2/25/50	422,645	359,343
Series 2022-1 Class KA, 3% 5/25/48	257,551	228,861
Series 2022-11 Class B, 3% 6/25/49	305,216	273,135
Series 2022-13:
Class HA, 3% 8/25/46	288,076	261,898
Class JA, 3% 5/25/48	276,035	247,965
Series 2022-3:
Class D, 2% 2/25/48	730,839	631,554
Class N, 2% 10/25/47	2,060,758	1,748,549
Series 2022-30 Class E, 4.5% 7/25/48	745,919	713,308
Series 2022-4 Class B, 2.5% 5/25/49	308,955	263,057
Series 2022-49 Class TC, 4% 12/25/48	236,421	221,656
Series 2022-5:
Class 0, 2.5% 6/25/48	285,312	246,022
Class DA, 2.25% 11/25/47	855,593	740,196
Series 2022-7:
Class A, 3% 5/25/48	367,152	326,257
Class E, 2.5% 11/25/47	774,144	678,526
Series 2022-9 Class BA, 3% 5/25/48	225,657	200,510
Series 2013-44 Class DJ, 1.85% 5/25/33	83,296	74,593
Series 2020-45 Class JL, 3% 7/25/40	23,126	20,408
Series 2021-59 Class H, 2% 6/25/48	272,185	214,831
Series 2021-66:
Class DA, 2% 1/25/48	294,532	233,643
Class DM, 2% 1/25/48	313,002	248,295
Freddie Mac:
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	204,736	164,937
Series 2021-5148:
Class AD, 1.5% 10/25/51	275,876	222,376
Class PC, 1.5% 10/25/51	273,370	217,856
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	354,069	317,266
Series 2020-5018:
Class LC, 3% 10/25/40	156,241	138,200
Class LY, 3% 10/25/40	118,821	105,077
Series 2021-5169 Class TP, 2.5% 6/25/49	217,332	184,992
Series 2021-5175 Class CB, 2.5% 4/25/50	1,527,473	1,295,146
Series 2021-5180 Class KA, 2.5% 10/25/47	305,756	263,808
Series 2022-5189:
Class DA, 2.5% 5/25/49	208,909	175,276
Class TP, 2.5% 5/25/49	226,583	190,081
Series 2022-5190:
Class BA, 2.5% 11/25/47	190,428	164,110
Class CA, 2.5% 5/25/49	189,845	159,227
Series 2022-5191 Class CA, 2.5% 4/25/50	359,851	303,166
Series 2022-5197:
Class A, 2.5% 6/25/49	189,845	159,226
Class DA, 2.5% 11/25/47	144,577	124,768
Series 2022-5198 Class BA, 2.5% 11/25/47	704,619	617,696
Series 2022-5200 Class LA, 3% 10/25/48	360,927	321,802
Series 2022-5201 Class EB, 3% 2/25/48	3,946,380	3,540,701
Series 2022-5202:
Class AG, 3% 1/25/49	140,807	125,230
Class LB, 2.5% 10/25/47	154,705	133,646
Class UA, 3% 4/25/50	327,731	287,617
Series 2020-5041:
Class LA, 1.5% 11/25/40	1,401,749	1,133,636
Class LB, 3% 11/25/40	265,895	235,349
Series 2020-5046 Class PT, 1.5% 11/25/40	1,064,242	860,557
Series 2021-5083 Class VA, 1% 8/15/38	767,500	714,011
Series 2021-5176 Class AG, 2% 1/25/47	1,150,262	970,014
Series 2021-5182 Class A, 2.5% 10/25/48	1,996,435	1,703,398
Series 2022-5210 Class AB, 3% 1/25/42	412,774	371,948
Series 2022-5214 Class CB, 3.25% 4/25/52	1,036,001	943,771
Series 2022-5236 Class P, 5% 4/25/48	342,343	335,381
Series 2022-5266 Class CD, 4.5% 10/25/44	201,826	195,301
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	351,023	283,536
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	213,844	182,254
Class GC, 2% 11/25/47	244,902	208,986
Series 2021-5164 Class M, 2.5% 7/25/48	217,964	185,872
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8846% 2/20/49 (h)(i)	88,437	86,233
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	19,864	17,847
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	119,253	104,141
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	39,824	38,011
TOTAL U.S. GOVERNMENT AGENCY		30,782,932
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,078,028)		42,822,497

Commercial Mortgage Securities - 13.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (f)(h)(i)	275,000	273,109
Class B, CME Term SOFR 1 Month Index + 1.550% 6.867% 1/15/39 (f)(h)(i)	100,000	98,844
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (f)	600,000	570,341
Class ANM, 3.112% 11/5/32 (f)	100,000	89,991
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,159,000	1,084,790
Series 2018-BN10:
Class A4, 3.428% 2/15/61	233,271	219,222
Class A5, 3.688% 2/15/61	1,900,000	1,783,702
Series 2018-BN14:
Class A4, 4.231% 9/15/60	600,000	570,683
Class ASB, 4.185% 9/15/60	264,690	257,003
Series 2019-BN23 Class ASB, 2.846% 12/15/52	100,000	93,166
Series 2020-BN26 Class ASB, 2.313% 3/15/63	900,000	820,810
Series 2023-5YR1 Class A3, 6.26% 4/15/56	800,000	815,891
Series 2020-BN25 Class XB, 0.4392% 1/15/63 (g)(h)	2,000,000	42,472
Series 2021-BN33 Class XA, 1.0514% 5/15/64 (g)(h)	3,005,954	147,443
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A5, 4.217% 8/15/61	700,000	664,502
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	600,000	563,086
Bank5 2023-5Yr4 sequential payer Series 2023-5YR4 Class A3, 6.5% 12/15/56	865,614	895,128
BBCMS Mortgage Trust sequential payer:
Series 2021-C9 Class ASB, 1.96% 2/15/54	300,000	267,159
Series 2023-C21 Class A3, 6.2964% 9/15/56 (h)	246,000	256,476
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57	800,000	813,740
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	400,000	410,965
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	295,046	284,154
Series 2018-B2 Class ASB, 3.7802% 2/15/51	264,518	257,291
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	26,828
Series 2024-V6 Class A3, 5.9255% 3/15/29	600,000	609,914
Series 2019-B12 Class XA, 1.0238% 8/15/52 (g)(h)	925,423	29,394
Series 2019-B14 Class XA, 0.7684% 12/15/62 (g)(h)	9,609,186	228,884
Series 2020-B17 Class XA, 1.4131% 3/15/53 (g)(h)	2,087,718	95,978
Series 2020-B18 Class XA, 1.7829% 7/15/53 (g)(h)	1,428,852	85,155
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1815% 9/15/26 (f)(h)(i)	531,000	514,537
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (f)(h)(i)	233,000	233,146
BMO Mortgage Trust sequential payer:
Series 2022-C3 Class ASB, 5.3258% 9/15/54 (h)	500,000	503,488
Series 2023-5C1 Class A3, 6.534% 8/15/56	300,000	309,957
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (f)(h)(i)	1,680,000	1,689,450
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7638% 4/15/37 (f)(h)(i)	54,000	54,203
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (f)(h)(i)	313,000	312,412
BX Commercial Mortgage Trust:
floater:
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2315% 2/15/36 (f)(h)(i)	100,000	99,612
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (f)(h)(i)	475,000	470,250
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0838% 5/15/38 (f)(h)(i)	288,380	286,217
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8078% 4/15/37 (f)(h)(i)	391,190	391,068
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (f)(h)(i)	361,000	363,143
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5076% 12/9/40 (f)(h)(i)	100,000	100,563
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3075% 11/15/32 (f)(h)(i)	6,073	6,067
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (f)(h)(i)	56,047	55,558
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (f)(h)(i)	87,674	87,073
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (f)(h)(i)	1,218,867	1,219,629
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL5 Class B, CME Term SOFR 1 Month Index + 1.690% 7.008% 3/15/41 (f)(h)(i)	208,099	207,839
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (f)(h)(i)	554,531	555,397
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (f)(h)	729,000	729,911
BX Trust:
floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (f)(h)(i)	502,571	504,770
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (f)(h)(i)	812,000	812,508
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 1/15/34 (f)(h)(i)	85,055	84,632
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.684% 12/15/37 (f)(h)(i)	652,000	652,256
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,321,547	1,275,677
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	439,884	416,775
Series 2017-C8 Class A3, 3.3048% 6/15/50	694,202	651,518
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2015-P1 Class A5, 3.717% 9/15/48	1,090,000	1,061,926
Series 2017-P7 Class AAB, 3.509% 4/14/50	215,799	210,580
Series 2018-B2 Class A4, 4.009% 3/10/51	300,000	283,785
Series 2015-GC33 Class AAB, 3.522% 9/10/58	82,441	81,230
Series 2019-GC41 Class XA, 1.0389% 8/10/56 (g)(h)	4,506,577	158,085
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	398,980	394,921
Series 2015-CR24 Class A5, 3.696% 8/10/48	1,000,000	975,082
Series 2015-LC21 Class A4, 3.708% 7/10/48	1,000,000	977,679
Series 2016-COR1 Class ASB, 2.972% 10/10/49	335,982	325,307
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C4 Class A3, 3.5438% 11/15/48	1,143,007	1,113,993
Series 2016-C7 Class ASB, 3.3143% 11/15/49	351,572	344,821
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	421,493	407,775
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (f)(h)(i)	948,896	941,186
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5517% 11/15/38 (f)(h)(i)	661,230	656,273
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	42,899	41,795
Series 2016-K054 Class A2, 2.745% 1/25/26	1,151,194	1,107,191
Series 2016-K055 Class A2, 2.673% 3/25/26	2,300,000	2,201,813
Series 2023-K751 Class A2, 4.412% 3/25/30	1,260,000	1,225,728
Series 2024-K517 Class A2, 5.355% 1/25/29	2,600,000	2,634,827
Series K058 Class A2, 2.653% 8/25/26	1,700,000	1,610,883
Series K069 Class A2, 3.187% 9/25/27	300,000	283,701
Series 2017-K727 Class A2, 2.946% 7/25/24	468,569	466,521
Series K047 Class A2, 3.329% 5/25/25	1,868,873	1,831,654
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,095,967	1,077,156
Series K044 Class A2, 2.811% 1/25/25	1,124,081	1,104,785
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3815% 9/15/31 (f)(h)(i)	596,243	593,488
Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (f)(h)(i)	1,165,000	1,154,806
sequential payer:
Series 2016-GC34 Class AAB, 3.278% 10/10/48	20,926	20,549
Series 2017-GS6 Class A2, 3.164% 5/10/50	190,518	178,139
Series 2018-GS10:
Class A4, 3.89% 7/10/51	3,200,000	3,009,424
Class A5, 4.155% 7/10/51	200,000	187,116
Class AAB, 4.106% 7/10/51	169,696	165,273
Series 2018-GS9 Class A4, 3.992% 3/10/51	300,000	276,609
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	300,000	279,118
Series 2011-GC5 Class A/S, 5.1513% 8/10/44 (f)(h)	645,517	626,227
Series 2013-GC13 Class A/S, 3.8427% 7/10/46 (f)(h)	69,006	65,867
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8056% 8/15/39 (f)(h)(i)	1,857,000	1,866,285
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9133% 4/15/37 (f)(h)(i)	976,280	942,110
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	227,827	220,700
Series 2018-C8 Class ASB, 4.145% 6/15/51	810,004	785,226
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (f)	670,000	596,300
Series 2013-LC11 Class A/S, 3.216% 4/15/46	83,133	76,324
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (f)	59,000	54,575
Life Financial Services Trust floater Series 2022-BMR2 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1107% 5/15/39 (f)(h)(i)	400,000	391,000
Morgan Stanley BAML Trust sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	32,991	32,911
Series 2016-C28 Class A3, 3.272% 1/15/49	75,875	73,152
Series 2016-C30 Class ASB, 2.729% 9/15/49	361,070	352,185
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 12/15/36 (f)(h)(i)	1,000,000	816,981
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	700,000	661,056
Series 2017-HR2:
Class A3, 3.33% 12/15/50	297,242	276,102
Class A4, 3.587% 12/15/50	340,000	317,245
Series 2019-L2 Class A3, 3.806% 3/15/52	500,000	466,249
Series 2019-MEAD Class A, 3.17% 11/10/36 (f)	279,000	263,321
Series 2018-H4 Class A4, 4.31% 12/15/51	600,000	568,909
Series 2019-MEAD Class B, 3.1771% 11/10/36 (f)(h)	26,000	24,279
Series 2021-L6 Class XA, 1.2029% 6/15/54 (g)(h)	975,210	50,842
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (f)	790,017	721,852
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (f)(h)(i)	298,199	302,486
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9155% 10/15/36 (f)(h)(i)	599,538	593,603
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2315% 4/15/36 (f)(h)(i)	1,900,000	1,879,347
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.008% 7/15/36 (f)(h)(i)	212,000	210,149
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (f)(h)(i)	1,722,353	1,715,956
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5111% 11/15/38 (f)(h)(i)	216,251	214,899
UBS Commercial Mortgage Trust sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	68,890	66,661
Series 2017-C3 Class ASB, 3.215% 8/15/50	910,220	877,987
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,612,278	1,572,929
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/42 (f)(g)(h)	1,600,000	35,446
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, CME Term SOFR 1 Month Index + 1.530% 6.855% 1/15/59 (h)(i)	965,518	972,199
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6315% 5/15/31 (f)(h)(i)	845,000	829,949
sequential payer Series 2021-C61 Class ASB, 2.525% 11/15/54	100,000	88,224
Series 2018-C46 Class XA, 0.9139% 8/15/51 (g)(h)	890,324	18,816
Series 2019-C54 Class XA, 0.816% 12/15/52 (g)(h)	5,845,608	208,318
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,270,991)		72,163,663

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k) (Cost $34,330,693)	34,323,828	34,330,693

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	1,700,000	67,870
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	9,800,000	374,852
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	3,200,000	137,143
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,800,000	110,615
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	1,500,000	55,793
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	6,400,000	232,588
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.9625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	1,700,000	68,270

TOTAL PUT OPTIONS			1,047,131
Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	1,700,000	67,632
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	9,800,000	413,903
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	3,200,000	115,456
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,800,000	16,484
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	1,500,000	41,581
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	6,400,000	138,909
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.9625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	1,700,000	67,166

TOTAL CALL OPTIONS			861,131
TOTAL PURCHASED SWAPTIONS (Cost $2,042,374)			1,908,262

TOTAL INVESTMENT IN SECURITIES - 172.8% (Cost $998,439,303)	958,256,963
NET OTHER ASSETS (LIABILITIES) - (72.8)%	(403,636,647)
NET ASSETS - 100.0%	554,620,316

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(2,500,000)	(2,001,696)
2% 6/1/54	(1,300,000)	(1,040,882)
2% 6/1/54	(9,800,000)	(7,846,649)
2.5% 6/1/54	(6,800,000)	(5,663,916)
2.5% 6/1/54	(25,000)	(20,823)
3.5% 6/1/54	(7,750,000)	(6,912,974)
3.5% 6/1/54	(6,800,000)	(6,065,578)
4.5% 6/1/54	(2,900,000)	(2,739,725)
5.5% 6/1/54	(3,300,000)	(3,272,704)
5.5% 6/1/54	(2,900,000)	(2,876,013)
6% 6/1/54	(950,000)	(956,249)
6% 6/1/54	(850,000)	(855,591)
6% 6/1/54	(700,000)	(704,604)
6% 6/1/54	(850,000)	(855,591)
6% 6/1/54	(700,000)	(704,604)
6% 6/1/54	(3,350,000)	(3,372,036)
6% 6/1/54	(250,000)	(251,644)
6% 6/1/54	(450,000)	(452,960)

TOTAL GINNIE MAE		(46,594,239)

Uniform Mortgage Backed Securities
2% 6/1/54	(28,700,000)	(22,123,650)
2% 6/1/54	(500,000)	(385,429)
2% 6/1/54	(3,000,000)	(2,312,577)
2% 6/1/54	(8,400,000)	(6,475,215)
2% 6/1/54	(6,700,000)	(5,164,755)
2% 6/1/54	(9,700,000)	(7,477,331)
2% 6/1/54	(6,525,000)	(5,029,854)
2% 6/1/54	(5,050,000)	(3,892,837)
2.5% 6/1/54	(1,000,000)	(806,914)
2.5% 6/1/54	(10,100,000)	(8,149,833)
2.5% 6/1/54	(3,800,000)	(3,066,274)
2.5% 6/1/54	(1,900,000)	(1,533,137)
2.5% 6/1/54	(3,800,000)	(3,066,274)
2.5% 6/1/54	(2,900,000)	(2,340,051)
2.5% 6/1/54	(1,600,000)	(1,291,063)
2.5% 6/1/54	(850,000)	(685,877)
2.5% 6/1/54	(1,900,000)	(1,533,137)
3% 6/1/54	(1,050,000)	(882,574)
3% 6/1/54	(3,850,000)	(3,236,106)
3% 6/1/54	(1,050,000)	(882,574)
3% 6/1/54	(2,850,000)	(2,395,559)
3% 6/1/54	(1,700,000)	(1,428,930)
3.5% 6/1/54	(3,000,000)	(2,628,868)
3.5% 6/1/54	(6,300,000)	(5,520,623)
3.5% 6/1/54	(2,450,000)	(2,146,909)
3.5% 6/1/54	(1,175,000)	(1,029,640)
3.5% 6/1/54	(11,750,000)	(10,296,400)
4% 6/1/54	(1,400,000)	(1,269,789)
4% 6/1/54	(1,400,000)	(1,269,789)
4% 6/1/54	(4,800,000)	(4,353,561)
4.5% 6/1/54	(4,800,000)	(4,493,440)
4.5% 6/1/54	(500,000)	(468,067)
4.5% 6/1/54	(6,050,000)	(5,663,607)
4.5% 6/1/54	(2,300,000)	(2,153,107)
4.5% 6/1/54	(2,500,000)	(2,340,334)
4.5% 6/1/54	(500,000)	(468,067)
5.5% 6/1/54	(1,150,000)	(1,131,177)
5.5% 7/1/54	(1,150,000)	(1,130,998)
6% 6/1/54	(700,000)	(700,902)
6% 6/1/54	(700,000)	(700,902)
6% 6/1/54	(2,900,000)	(2,903,737)
6% 6/1/54	(11,300,000)	(11,314,561)
6% 6/1/54	(3,950,000)	(3,955,090)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(150,099,519)

TOTAL TBA SALE COMMITMENTS (Proceeds $197,136,941)		(196,693,758)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	28	Sep 2024	5,703,688	(5,298)	(5,298)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	7	Sep 2024	857,063	(14,662)	(14,662)

TOTAL PURCHASED					(19,960)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	146	Sep 2024	15,884,344	67,228	67,228
CBOT 5-Year U.S. Treasury Note Contracts (United States)	151	Sep 2024	15,975,328	46,679	46,679
CBOT Long Term U.S. Treasury Bond Contracts (United States)	69	Sep 2024	8,008,313	93,663	93,663

TOTAL SOLD					207,570

TOTAL FUTURES CONTRACTS					187,610
The notional amount of futures purchased as a percentage of Net Assets is 1.2%
The notional amount of futures sold as a percentage of Net Assets is 7.2%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	20,000	104	(59)	45
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	1,818	(3,138)	(1,320)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,020,000	5,298	(10,954)	(5,656)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	6,752	(8,667)	(1,915)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	7,324	(9,784)	(2,460)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	230,000	34,288	(51,355)	(17,067)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	240,000	35,778	(66,005)	(30,227)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	80,000	11,926	(21,054)	(9,128)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	170,000	25,343	(51,255)	(25,912)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	160,000	23,852	(36,949)	(13,097)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	14,908	(19,413)	(4,505)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	200,000	29,815	(32,970)	(3,155)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	160,000	23,852	(42,087)	(18,235)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	80,000	11,926	(18,670)	(6,744)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	160,000	23,852	(45,760)	(21,908)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	140,000	20,871	(39,561)	(18,690)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	170,000	25,343	(47,629)	(22,286)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	110,000	16,398	(29,077)	(12,679)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	11,926	(18,928)	(7,002)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	16,398	(25,327)	(8,929)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	14,908	(16,855)	(1,947)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	31,306	(53,136)	(21,830)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	320,000	47,705	(79,535)	(31,830)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	11,417	(14,385)	(2,968)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	11,417	(14,129)	(2,712)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	100,000	11,417	(13,269)	(1,852)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	11,417	(14,035)	(2,618)

TOTAL BUY PROTECTION							487,359	(783,986)	(296,627)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	(10,596)	46,230	35,634
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	(10,700)	48,010	37,310
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	1,900,000	(21,428)	19,017	(2,411)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	800,000	(11,892)	10,603	(1,289)

TOTAL SELL PROTECTION							(54,616)	123,860	69,244
TOTAL CREDIT DEFAULT SWAPS							432,743	(660,126)	(227,383)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	24,049,000	223,571	0	223,571
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	6,269,000	80,211	0	80,211
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029	1,032,000	18,787	0	18,787
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	15,838,000	362,741	0	362,741
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2034	1,380,000	5,901	0	5,901
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	2,972,000	133,612	0	133,612
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2054	300,000	(269)	0	(269)
TOTAL INTEREST RATE SWAPS							824,554	0	824,554

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,350,120.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $908,880.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,013,360.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,136,761 or 9.9% of net assets.

(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,836,862	231,888,272	210,394,091	745,454	(350)	-	34,330,693	0.1%
Total	12,836,862	231,888,272	210,394,091	745,454	(350)	-	34,330,693

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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